Convertible Debentures (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Oct. 31, 2022 CAD ($) Y $ / shares	Oct. 31, 2021 CAD ($) $ / shares	Jul. 22, 2022 CAD ($) $ / shares	Oct. 31, 2020 CAD ($) $ / shares
Disclosure of detailed information about borrowings [line items]
Fair value of warrants			$ 4,732
Equity component	$ 717	$ 859
Warrants exercise price | $ / shares	$ 2.5774	$ 2.5995	$ 2.73	$ 0.4159
Outstanding debt	$ 12,257	$ 13,493
Repayment of principle amount	$ 2,794	4,906
Expected term
Disclosure of detailed information about borrowings [line items]
Warrant, measurement input | Y	2
Unsecured convertible debentures
Disclosure of detailed information about borrowings [line items]
Convertible Debentures	$ 7,466	$ 8,163		$ 25,822